                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended March 31, 2011

                Check here if Amendment [_]; Amendment Number:
                 This Amendment (Check only one.):
                         [_] is a restatement.
                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SkyTop Capital Management LLC

Address:   595 Madison Avenue, 16th Floor, New York, New York 10022

Form 13F File Number: 28-14206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa Hess

Title:     President and Managing Member

Phone:     (212) 554-2383

Signature, Place, and Date of Signing:

   /s/ Lisa Hess        New York, NY          May 5, 2011
      (Name)            (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   20 Items

Form 13F Information Table Value Total:   $224,043 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

             COLUMN 1                   COLUMN 2     COLUMN 3    COLUMN 4   COLUMN 5      COLUMN 6 COLUMN 7     COLUMN 8
             --------               ---------------- --------- ------------ ---------     -------- -------- ----------------
                                                               MARKET VALUE SHARES/   SH/ INVSTMT   OTHER   VOTING AUTHORITY
          NAME OF ISSUER             TITLE OF CLASS    CUSIP    (X $1000)   PRN AMT.  PRN DISCRETN MANAGERS       SOLE
          --------------            ---------------- --------- ------------ --------- --- -------- -------- ----------------
            AGCO CORP                     COM        001084102        8,805   160,185 SH    SOLE     NONE            160,185
   ALPHA NATURAL RESOURCES INC            COM        02076X102        9,783   164,783 SH    SOLE     NONE            164,783
        CF INDS HLDGS INC                 COM        125269100       21,537   157,447 SH    SOLE     NONE            157,447
          CNH GLOBAL N V                SHS NEW      N20935206       13,278   273,482 SH    SOLE     NONE            273,482
      MARKET VECTORS ETF TR          GOLD MINER ETF  57060U100       15,729   261,718 SH    SOLE     NONE            261,718
   GREEN PLAINS RENEWABLE ENERG           COM        393222104        3,522   292,989 SH    SOLE     NONE            292,989
    GLOBE SPECIALTY METALS INC            COM        37954N206       22,156   973,460 SH    SOLE     NONE            973,460
   INTERNATIONAL COAL GRP INC N           COM        45928H106        9,005   796,882 SH    SOLE     NONE            796,882
  KAPSTONE PAPER & PACKAGING CO           COM        48562P103        2,754   160,392 SH    SOLE     NONE            160,392
            LEAR CORP                   COM NEW      521865204       14,240   291,381 SH    SOLE     NONE            291,381
   LYONDELLBASELL INDUSTRIES NV         SHS - A      N53745100        8,629   218,191 SH    SOLE     NONE            218,191
        PATRIOT COAL CORP                 COM        70336T104       10,820   418,895 SH    SOLE     NONE            418,895
        TECK RESOURCES LTD                CL B       878742204       12,568   237,038 SH    SOLE     NONE            237,038
    TRW AUTOMOTIVE HLDGS CORP             COM        87264S106        4,921    89,340 SH    SOLE     NONE             89,340
        TITAN INTL INC ILL                COM        88830M102       21,842   820,832 SH    SOLE     NONE            820,832
           VISTEON CORP                 COM NEW      92839U206        5,079    81,277 SH    SOLE     NONE             81,277
         BARCLAYS BK PLC            IPATH S&P MT ETN 06740C519       17,206   312,561 SH    SOLE     NONE            312,561
        WALTER ENERGY INC                 COM        93317Q105        8,659    63,937 SH    SOLE     NONE             63,937
        EXIDE TECHNOLOGIES              COM NEW      302051206        2,651   237,291 SH    SOLE     NONE            237,291
     XERIUM TECHNOLOGIES INC            COM NEW      98416J118       10,859   451,527 SH    SOLE     NONE            451,527

                                                                    224,043 6,463,608                              6,463,608